Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Beginning balance	$ 3,177	$ 2,974
Effects of movements in exchange rates	(75)	203
Ending balance	$ 3,102	$ 3,177